Organization and Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Impairment of patent	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 537,631	$ 537,631